Financial Risk Management - Summary of Changes in Level 3 Instruments Liabilities (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of liabilities [line items]
Beginning of financial year	$ 294,720
Fair value adjustment
End of financial year	122,169	$ 294,720
Derivative financial liabilities -Series B,D1, E and F conversion option | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Beginning of financial year	940	15,991
Fair value adjustment
- profit or loss	124,146	(15,051)	$ 15,991
Conversion to ordinary shares	(125,086)
Currency translation		0
End of financial year	0
End of financial year		940	15,991
Total (gains)/losses for the period included in profit or loss for assets and liabilities held at the end of the financial year	0	(15,051)	15,991
Derivative financial liabilities -Series B,D1, E and F conversion option | Level 3 of fair value hierarchy [member] | PG Vietnam
Fair value adjustment
Conversion to ordinary shares		0
Derivative financial liabilities -Series B,D1, E and F conversion option | Level 3 of fair value hierarchy [member] | Ensign
Fair value adjustment
Conversion to ordinary shares			0
Derivative financial liabilities - Convertible note conversion option | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Beginning of financial year	0	1,313	788
Fair value adjustment
- profit or loss		(1,313)	525
Conversion to ordinary shares	0
Currency translation		0
End of financial year	0
End of financial year		0	1,313
Total (gains)/losses for the period included in profit or loss for assets and liabilities held at the end of the financial year	0	(1,313)	525
Derivative financial liabilities - Convertible note conversion option | Level 3 of fair value hierarchy [member] | PG Vietnam
Fair value adjustment
Conversion to ordinary shares		0
Derivative financial liabilities - Convertible note conversion option | Level 3 of fair value hierarchy [member] | Ensign
Fair value adjustment
Conversion to ordinary shares			0
Contingent consideration | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of liabilities [line items]
Beginning of financial year	0	11,743	23,268
Fair value adjustment
- profit or loss		174	705
Conversion to ordinary shares	0
Currency translation		250
End of financial year	0
End of financial year		0	11,743
Total (gains)/losses for the period included in profit or loss for assets and liabilities held at the end of the financial year	$ 0	424	705
Contingent consideration | Level 3 of fair value hierarchy [member] | PG Vietnam
Fair value adjustment
Conversion to ordinary shares		$ (12,167)	(5,454)
Contingent consideration | Level 3 of fair value hierarchy [member] | Ensign
Fair value adjustment
Conversion to ordinary shares			$ (6,776)